Liability under insurance contracts - Summary of changes in policy reserves (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance		₩ 53,391,401	₩ 52,086,132
Reserve	[1]	938,645	1,305,269
Ending Balance		54,330,046	53,391,401
Insurance contracts with fixed-interest
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance		23,414,098	22,028,112
Reserve	[1]	1,516,502	1,385,986
Ending Balance		24,930,600	23,414,098
Insurance contracts with variable-interest
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Beginning Balance		29,977,303	30,058,020
Reserve	[1]	(577,857)	(80,717)
Ending Balance		₩ 29,399,446	₩ 29,977,303

[1]	This is the amount of provision for insurance contract liabilities less changes in reinsurance assets.